SA Multi-Managed Small Cap Portfolio Investment Strategy - SA Multi-Managed Small Cap Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 31, 2025, the market capitalization range of the companies in the Russell 2000® Index was between approximately $0.33 million and $17.43 billion.The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the S&P Small Cap 600® Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.As part of the investment strategy utilized by Schroder Investment Management North America Inc. (“SIMNA”) with respect to the portion of the Portfolio it manages, SIMNA evaluates certain factors as part of the investment process, including environmental, social and governance (“ESG”) characteristics. ESG characteristics are not the only factors considered and as a result, the companies (or issuers) in which the Portfolio invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings.